UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 4/30

Date of reporting period: 01/31/2020

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Value
	COMMON STOCK - 24.9%
	CHEMICALS - 1.0%
2,225	Air Products & Chemicals, Inc.	$ 531,130

	COMMERCIAL SERVICES - 2.9%
2,920	Automatic Data Processing, Inc.	500,459
3,646	Cintas Corp.	1,017,125
		1,517,584
	COMPUTERS - 1.0%
1,605	Apple, Inc.	496,764

	COSMETICS/PERSONAL CARE - 1.0%
4,206	Procter & Gamble Co.	524,152

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
2,500	Visa, Inc.	497,425

	ELECTRIC - 4.1%
4,060	NextEra Energy, Inc.	1,088,892
10,451	WEC Energy Group, Inc.	1,043,950
		2,132,842
	ELECTRONICS - 0.9%
4,966	Amphenol Corp.	493,968

	FOOD - 0.9%
3,014	McCormick & Co., Inc.	492,397

	HEALTHCARE - PRODUCTS - 1.0%
3,151	Danaher Corp.	506,901

	HOUSEHOLD PRODUCTS/WARES - 2.0%
6,636	Clorox Co.	1,043,909

	INTERNET - 2.2%
560	Amazon.com, Inc. *	1,124,883

	MINING - 1.0%
28,345	Barrick Gold Corp.	524,949

	RETAIL - 2.9%
3,362	Costco Wholesale Corp.	1,027,158
8,456	TJX Cos., Inc.	499,242
		1,526,400
	SOFTWARE - 2.0%
3,658	Intuit, Inc.	1,025,630

	TRANSPORTATION - 1.0%
2,821	Union Pacific Corp.	506,144

	TOTAL COMMON STOCK (Cost - $13,067,521)	12,945,078

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 58.6%
109,900	iShares 1-3 Year Treasury Bond ETF	$ 9,354,688
18,899	iShares 20+ Year Treasury Bond ETF	2,757,364
35,650	ProShares S&P 500 Dividend Aristocrats ETF	2,624,553
23,086	ProShares Short VIX Short-Term Futures ETF *	1,429,947
8,729	SPDR Gold Shares *	1,303,502
125,591	SPDR Portfolio Long Term Treasury ETF	5,252,216
41,783	Vanguard Dividend Appreciation ETF	5,238,335
29,327	Vanguard High Dividend Yield ETF	2,679,315
	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,552,349)	30,639,920

	EXCHANGE TRADED NOTE - 2.3%
74,980	iPath Series B S&P 500 VIX Short-Term Futures ETN *	1,214,676
	TOTAL EXCHANGE TRADED NOTE (Cost - $1,128,875)

	SHORT - TERM INVESTMENT - 10.2%
5,353,205	Fidelity Institutional Government Portfolio, Institutional Class, 1.50% **	5,353,205
	TOTAL SHORT - TERM INVESTMENT (Cost - $5,353,205)

	TOTAL INVESTMENTS - 96.0% (Cost - $50,101,950)	$ 50,152,879
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%	2,107,425
	NET ASSETS - 100.0%	$ 52,260,304

ETF - Exchange Traded Fund
ETN - Exchange Traded Note
SPDR - Standard & Poor's Depositary Receipt
* Non-income producing security.
** Rate shown represents the rate at January 31, 2020, it is subject to change and resets daily.

Trend Aggregation Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Value
	COMMON STOCK - 18.7%
	COMMERCIAL SERVICES - 1.9%
1,414	MarketAxess Holdings, Inc.	$ 500,811
4,266	PayPal Holdings, Inc. *	485,855
		986,666
	COMPUTERS - 2.0%
1,586	Apple, Inc.	490,883
3,615	International Business Machines Corp.	519,584
		1,010,467
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
1,534	Mastercard, Inc.	484,652
2,390	Visa, Inc.	475,538
		960,190
	HEALTHCARE - PRODUCTS - 1.0%
3,012	Danaher Corp.	484,540

	INTERNET - 6.0%
694	Alphabet, Inc. *	995,356
544	Amazon.com, Inc. *	1,092,744
4,670	Facebook, Inc. *	942,920
		3,031,020
	SOFTWARE - 5.9%
1,776	ANSYS, Inc. *	487,210
6,024	Coupa Software, Inc. *	970,768
3,480	Intuit, Inc.	975,722
3,218	Microsoft Corp.	547,800
		2,981,500

	TOTAL COMMON STOCK (Cost - $9,490,638)	9,454,383

	EXCHANGE TRADED FUNDS - 67.5%
33,993	Invesco QQQ Trust Series 1	7,446,847
43,300	iShares 1-3 Year Treasury Bond ETF	3,685,696
18,236	iShares 20+ Year Treasury Bond ETF	2,660,632
315,187	ProShares Short S&P500	7,580,247
21,392	ProShares Short VIX Short-Term Futures ETF *	1,325,020
26,477	ProShares Ultra S&P500	3,976,316
45,362	ProShares UltraPro Short QQQ	923,570
8,380	SPDR Gold Shares *	1,251,385
128,256	SPDR Portfolio Long Term Treasury ETF	5,363,666
	TOTAL EXCHANGE TRADED FUNDS (Cost - $34,020,380)	34,213,379

	EXCHANGE TRADED NOTE - 1.2%
37,056	iPath Series B S&P 500 VIX Short-Term Futures ETN *	600,307
	TOTAL EXCHANGE TRADED NOTE (Cost - $557,402)

	SHORT - TERM INVESTMENT - 11.5%
5,829,316	Fidelity Institutional Government Portfolio, Institutional Class, 1.50% **	5,829,316
	TOTAL SHORT - TERM INVESTMENT (Cost - $5,829,316)

	TOTAL INVESTMENTS - 98.9% (Cost - $48,897,736)	$ 50,097,385
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	546,101
	NET ASSETS - 100.0%	$ 50,643,486

ETF - Exchange Traded Fund
ETN - Exchange Traded Note
SPDR - Standard & Poor's Depository Receipts
* Non-income producing security.
** Rate shown represents the rate at January 31, 2020, it is subject to change and resets daily.

TREND FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
January 31, 2020 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

A. Investment Valuations
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities.
TREND FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
January 31, 2020 (Unaudited) (Continued)

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2020, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Trend Aggregation Dividend and Income Fund *
Investment Securities:
Common Stocks	$ 12,945,078	$ -	$ -	$ 12,945,078
Exchange Traded Funds	30,639,920	-	-	30,639,920
Exchange Traded Note	1,214,676	-	-	1,214,676
Short-Term Investments	5,353,205	-	-	5,353,205
Total Investment Securities	$ 50,152,879	$ -	$ -	$ 50,152,879
Trend Aggregation Growth Fund *
Investment Securities:
Common Stocks	$ 9,454,383	$ -	$ -	$ 9,454,383
Exchange Traded Funds	34,213,379	-	-	34,213,379
Exchange Traded Note	600,307	-	-	600,307
Short-Term Investments	5,829,316	-	-	5,829,316
Total Investment Securities	$ 50,097,385	$ -	$ -	$ 50,097,385

* Refer to the Portfolio of Investments for industry classifications.
There were no level 3 securities held during the period.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2020, were as follows:
		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Trend Aggregation Dividend and Income Fund	50,939,359	494,053	(1,280,533)	(786,480)
Trend Aggregation Growth Fund	55,343,542	579,710	(5,825,867)	(5,246,157)

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	March 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	March 27, 2020

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer and Principal Financial Officer
Date:	March 27, 2020